Other Receivables (Details) - Schedule of Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Receivables [Abstract]
Advances to suppliers	$ 559	$ 641	[1]
Government institutions	38	130
Other receivables		8
Total	$ 597	$ 779

[1]	As of December 31, 2022 Includes $228 thousand to Pure Logistics. See Note 17 for additional information.